Summary of Carrying Amount and Fair Value of Transferred Financial Assets Not Qualifying for Derecognition (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Securitization liabilities at amortized cost	$ 12,710	$ 15,072
Securitization liabilities at fair value	$ 14,422	$ 12,612